Intangible Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortization expense	₺ 9,469,606	₺ 9,121,209	₺ 8,090,085
Impairment losses on intangible assets	52,021	390	0
Research and development expense	50,263	89,898	₺ 175,114
Goodwill		259,358
Turkcell Superonline
Disclosure of detailed information about intangible assets [line items]
Goodwill	230,729
Boyut Enerji
Disclosure of detailed information about intangible assets [line items]
Goodwill	16,840
Yaani
Disclosure of detailed information about intangible assets [line items]
Goodwill	7,178
Internally generated [member] | Computer software
Disclosure of detailed information about intangible assets [line items]
Capitalized cost	₺ 637,977	₺ 620,081